Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
As required by Section 953(a) of the Dodd-Frank Act, and Item 402(v) of Regulation S-K, we are providing certain information, including information about the relationship between executive compensation actually paid to certain individuals by the Company and certain financial performance of the Company. For further information concerning the Company’s pay-for-performance philosophy and how the Company aligns executive compensation with the Company’s performance, refer to the Compensation Discussion and Analysis section of this Proxy Statement.

Fiscal Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(4)	Value of Initial Fixed $100 Investment Based On:		Net Income (thousands)(7)	Revenue (thousands)(8)
					Total Shareholder Return(5)	Peer Group Total Shareholder Return(6)
(a)	(b)	(c)	(d)	(e)(9)	(f)	(g)	(h)	(i)
2023	$16,119,899	$35,920,572	$3,966,747	$7,601,374	$80.00	$118.87	$(204,149)	$2,499,766
2022	$14,223,999	$2,387,901	$3,627,757	$950,576	$53.54	$113.65	$(623,506)	$2,084,279
2021	$14,738,202	$(2,130,755)	$4,424,914	$1,489,496	$84.16	$126.45	$(595,625)	$1,767,087
2020	$20,190,059	$31,491,863	$3,418,244	$5,633,300	$143.26	$126.42	$(823,605)	$1,491,391
(1)This column represents the amount of total compensation reported for Mr. Conroy (our Chairman, President and Chief Executive Officer) for each corresponding fiscal year in the “Total” column of the Summary Compensation Table (“total compensation”). Please refer to the Summary Compensation Table in the Company’s Proxy Statement for the applicable fiscal year.
(2)This column represents the amount of “compensation actually paid” to Mr. Conroy, as computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual amount of compensation earned by or paid to Mr. Conroy during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Conroy’s total compensation for fiscal year 2023 to determine the “compensation actually paid” in fiscal year 2023:

Fiscal Year	Reported Summary Compensation Table Total for PEO(a)	Reported Summary Compensation Table Value of PEO Equity Awards(b)	Adjusted Value of Equity Awards(c)	Compensation Actually Paid to PEO
2023	$16,119,899	$(12,976,236)	$32,776,909	$35,920,572
(a)This column represents the amount of total compensation reported for Mr. Conroy for fiscal year 2023 in the “Total” column of the Summary Compensation Table. Please refer to the Summary Compensation Table in this Proxy Statement.
(b)This column represents the aggregate grant date fair value of equity awards reported in the “Stock Awards” column in the Summary Compensation Table for fiscal year 2023. Please refer to the Summary Compensation Table section of this Proxy Statement for fiscal year 2023. The amount in this column is replaced with the amount reported under the Adjusted Value of Equity Awards column in order to arrive at compensation actually paid for fiscal year 2023.
(c)This column represents an adjustment to the amounts in the “Stock Awards” column in the Summary Compensation Table in this Proxy Statement for fiscal year 2023. The adjusted amount replaces the “Stock Awards” column in the Summary Compensation Table of this Proxy Statement for Mr. Conroy to arrive at “compensation actually paid” to Mr. Conroy for fiscal year 2023. The adjusted amount is determined by adding (or subtracting, as applicable) the following for fiscal year 2023: (i) the fiscal year-end fair value of any equity awards granted in fiscal year 2023 that are outstanding and unvested as of the end of fiscal year 2023; (ii) the amount of change as of the end of fiscal year 2023 (from the end of the prior fiscal year) in the fair value of any awards granted in prior fiscal years that are outstanding and unvested as of the end of fiscal year 2023; (iii) for awards that are granted and vest in fiscal year 2023, the fair value as of the vesting date; (iv) for awards granted in prior fiscal years that vest in fiscal year 2023, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in the fair value; (v) for awards granted in prior fiscal years that are determined to fail to meet the applicable vesting conditions during fiscal year 2023, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in fiscal year 2023 prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for fiscal year 2023. The amounts added or subtracted to determine the adjusted amount for fiscal year 2023 are as follows:

Fiscal Year	Fiscal Year End Fair Value of Equity Awards Granted in the Fiscal Year	Fiscal Year over Fiscal Year Change in Fair Value of Outstanding and Unvested Equity Awards at FYE Granted in Prior Fiscal Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Fiscal Year	Change in Fair Value of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	Fair Value at the End of the Prior Fiscal Year of Equity Awards that Failed to Meet Vesting Conditions in the Fiscal Year	Value of Dividends or other Earnings Paid on Stock Awards not Otherwise Reflected in Fair Value or Total Compensation in the Summary Compensation Table for the Fiscal Year	Adjusted Value of Equity Awards
2023	$21,931,939	$7,727,696	$—	$3,117,274	$—	$—	$32,776,909
The fair value or change in fair value, as applicable, of stock awards and option awards was determined by reference to (x) for RSU awards, the closing price of our common stock on the applicable measurement date, (y) for PSU awards (excluding market-conditioned (relative TSR-based) PSU awards), the closing price of our common stock on the applicable measurement date multiplied by the probability of achievement as of such date and (z) for market-conditioned PSU awards, a Monte Carlo simulation with reference to the risk free rate, dividend yield and volatility assumptions as of the applicable measurement date. For stock options, the fair value or change in fair value, as applicable, was determined using a Black-Scholes valuation model. The model references the closing stock price, in addition to the stock option’s strike price, expected life, volatility, expected dividend yield, and risk-free rate as of the measurement date.
(3)This column represents the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding Mr. Conroy) in the “Total” column of the Summary Compensation Table in each applicable fiscal year. Please refer to the Summary Compensation Table in the Company’s Proxy Statement for the applicable fiscal year. The names of each of the NEOs (excluding Mr. Conroy) included for purposes of calculating the average amounts in each applicable fiscal year are as follows: (i) for 2023, Jeffrey Elliott, Everett Cunningham, Jacob Orville, and Brian Baranick; (ii) for 2022, Jeffrey Elliott, Everett Cunningham, Jacob Orville, and Sarah Condella; (iii) for 2021, Jeffrey Elliott, D. Scott Coward, Graham Lidgard, Jacob Orville, and Everett Cunningham; and (iv) for 2020, Jeffrey Elliott, D. Scott Coward, Graham Lidgard, Jacob Orville, Mark Stenhouse, and Gisela Paulsen.
(4)This column represents the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Conroy), as computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Conroy) during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Conroy) for fiscal year 2023 to determine the “compensation actually paid” in fiscal year 2023, using the same adjustment methodology described above in Note 2(c):

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs(a)	Average Reported Summary Compensation Table Value of Non-PEO NEO Equity Awards(b)	Average Non- PEO NEO Adjusted Value of Equity Awards(c)	Average Compensation Actually Paid to Non-PEO NEOs
2023	$3,966,747	$(2,788,995)	$6,423,622	$7,601,374
(a)This column represents the average of the amounts of total compensation reported for the Company’s named executive officers (NEOs) as a group (excluding Mr. Conroy) in the “Total” column of the Summary Compensation Table in fiscal year 2023. Please refer to the Summary Compensation Table in this Proxy Statement.
(b)This column represents the average of the total amounts reported for the NEOs as a group (excluding Mr. Conroy) in the “Stock Awards” column in the Summary Compensation Table for fiscal year 2023. Please refer to the Summary Compensation Table section of this Proxy Statement for fiscal year 2023. The amount in this column is replaced with the amount reported under the Average Non-PEO NEO Adjusted Value of Equity Awards column in order to arrive at compensation actually paid for fiscal year 2023.
(c)This column represents an adjustment to the average of the amounts reported for the NEOs as a group (excluding Mr. Conroy) in the “Stock Awards” column in the Summary Compensation Table in this Proxy Statement for fiscal year 2023 determined using the same methodology described above in Note 2(c). The adjusted amount replaces the “Stock Awards” column in the Summary Compensation Table of this Proxy Statement for fiscal year 2023 for each NEO (excluding Mr. Conroy) to arrive at “compensation actually paid” to each NEO (excluding Mr. Conroy) for fiscal year 2023, which is then averaged to determine the average “compensation actually paid” to the NEOs (excluding Mr. Conroy) for fiscal year 2023. The amounts added or subtracted to determine the adjusted average adjusted amount for fiscal year 2023 are as follows:

Year	Fiscal Year End Fair Value of Equity Awards Granted in the Fiscal Year	Fiscal Year over Fiscal Year Change in Fair Value of Outstanding and Unvested Equity Awards at FYE Granted in Prior Fiscal Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Fiscal Year	Change in Fair Value of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	Fair Value at the End of the Prior Fiscal Year of Equity Awards that Failed to Meet Vesting Conditions in the Fiscal Year	Value of Dividends or other Earnings Paid on Stock Awards not Otherwise Reflected in Fair Value or Total Compensation in the Summary Compensation Table for the Fiscal Year	Adjusted Value of Equity Awards
2023	$4,530,131	$1,410,783	$—	$482,708	$—	$—	$6,423,622
(5)Company total shareholder return (“TSR”) is calculated by dividing the sum of the cumulative amount of dividends for each measurement period (2020, 2020-2021, 2020-2022, and 2020-2023), assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.
(6)This column represents cumulative peer group TSR computed in accordance with Note 5. The peer group used for this purpose is the following published industry index: NASDAQ Biotechnology.
(7)This column represents the amount of net income reflected in the Company’s audited financial statements for the applicable fiscal year.
(8)This column represents the amount of revenue reflected in the Company’s audited financial statements for the applicable fiscal year.
	(9)Due to an administrative error, the calendar year 2021 entry under “Average Compensation Actually Paid to Non-PEO NEOs” was over reported. The adjusted value is reflected in this table. Due to the administrative error, the previously reported amount was $1,580,511.
Company Selected Measure Name	Revenue (thousands)(8)
Named Executive Officers, Footnote	This column represents the amount of total compensation reported for Mr. Conroy (our Chairman, President and Chief Executive Officer) for each corresponding fiscal year in the “Total” column of the Summary Compensation Table (“total compensation”). Please refer to the Summary Compensation Table in the Company’s Proxy Statement for the applicable fiscal year. This column represents the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding Mr. Conroy) in the “Total” column of the Summary Compensation Table in each applicable fiscal year. Please refer to the Summary Compensation Table in the Company’s Proxy Statement for the applicable fiscal year. The names of each of the NEOs (excluding Mr. Conroy) included for purposes of calculating the average amounts in each applicable fiscal year are as follows: (i) for 2023, Jeffrey Elliott, Everett Cunningham, Jacob Orville, and Brian Baranick; (ii) for 2022, Jeffrey Elliott, Everett Cunningham, Jacob Orville, and Sarah Condella; (iii) for 2021, Jeffrey Elliott, D. Scott Coward, Graham Lidgard, Jacob Orville, and Everett Cunningham; and (iv) for 2020, Jeffrey Elliott, D. Scott Coward, Graham Lidgard, Jacob Orville, Mark Stenhouse, and Gisela Paulsen.
Peer Group Issuers, Footnote	This column represents cumulative peer group TSR computed in accordance with Note 5. The peer group used for this purpose is the following published industry index: NASDAQ Biotechnology.
PEO Total Compensation Amount	$ 16,119,899	$ 14,223,999	$ 14,738,202	$ 20,190,059
PEO Actually Paid Compensation Amount	$ 35,920,572	2,387,901	(2,130,755)	31,491,863
Adjustment To PEO Compensation, Footnote	This column represents the amount of “compensation actually paid” to Mr. Conroy, as computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual amount of compensation earned by or paid to Mr. Conroy during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Conroy’s total compensation for fiscal year 2023 to determine the “compensation actually paid” in fiscal year 2023:

Fiscal Year	Reported Summary Compensation Table Total for PEO(a)	Reported Summary Compensation Table Value of PEO Equity Awards(b)	Adjusted Value of Equity Awards(c)	Compensation Actually Paid to PEO
2023	$16,119,899	$(12,976,236)	$32,776,909	$35,920,572
(a)This column represents the amount of total compensation reported for Mr. Conroy for fiscal year 2023 in the “Total” column of the Summary Compensation Table. Please refer to the Summary Compensation Table in this Proxy Statement.
(b)This column represents the aggregate grant date fair value of equity awards reported in the “Stock Awards” column in the Summary Compensation Table for fiscal year 2023. Please refer to the Summary Compensation Table section of this Proxy Statement for fiscal year 2023. The amount in this column is replaced with the amount reported under the Adjusted Value of Equity Awards column in order to arrive at compensation actually paid for fiscal year 2023.
(c)This column represents an adjustment to the amounts in the “Stock Awards” column in the Summary Compensation Table in this Proxy Statement for fiscal year 2023. The adjusted amount replaces the “Stock Awards” column in the Summary Compensation Table of this Proxy Statement for Mr. Conroy to arrive at “compensation actually paid” to Mr. Conroy for fiscal year 2023. The adjusted amount is determined by adding (or subtracting, as applicable) the following for fiscal year 2023: (i) the fiscal year-end fair value of any equity awards granted in fiscal year 2023 that are outstanding and unvested as of the end of fiscal year 2023; (ii) the amount of change as of the end of fiscal year 2023 (from the end of the prior fiscal year) in the fair value of any awards granted in prior fiscal years that are outstanding and unvested as of the end of fiscal year 2023; (iii) for awards that are granted and vest in fiscal year 2023, the fair value as of the vesting date; (iv) for awards granted in prior fiscal years that vest in fiscal year 2023, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in the fair value; (v) for awards granted in prior fiscal years that are determined to fail to meet the applicable vesting conditions during fiscal year 2023, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in fiscal year 2023 prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for fiscal year 2023. The amounts added or subtracted to determine the adjusted amount for fiscal year 2023 are as follows:

Fiscal Year	Fiscal Year End Fair Value of Equity Awards Granted in the Fiscal Year	Fiscal Year over Fiscal Year Change in Fair Value of Outstanding and Unvested Equity Awards at FYE Granted in Prior Fiscal Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Fiscal Year	Change in Fair Value of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	Fair Value at the End of the Prior Fiscal Year of Equity Awards that Failed to Meet Vesting Conditions in the Fiscal Year	Value of Dividends or other Earnings Paid on Stock Awards not Otherwise Reflected in Fair Value or Total Compensation in the Summary Compensation Table for the Fiscal Year	Adjusted Value of Equity Awards
2023	$21,931,939	$7,727,696	$—	$3,117,274	$—	$—	$32,776,909
The fair value or change in fair value, as applicable, of stock awards and option awards was determined by reference to (x) for RSU awards, the closing price of our common stock on the applicable measurement date, (y) for PSU awards (excluding market-conditioned (relative TSR-based) PSU awards), the closing price of our common stock on the applicable measurement date multiplied by the probability of achievement as of such date and (z) for market-conditioned PSU awards, a Monte Carlo simulation with reference to the risk free rate, dividend yield and volatility assumptions as of the applicable measurement date. For stock options, the fair value or change in fair value, as applicable, was determined using a Black-Scholes valuation model. The model references the closing stock price, in addition to the stock option’s strike price, expected life, volatility, expected dividend yield, and risk-free rate as of the measurement date.

Non-PEO NEO Average Total Compensation Amount	$ 3,966,747	3,627,757	4,424,914	3,418,244
Non-PEO NEO Average Compensation Actually Paid Amount	$ 7,601,374	950,576	1,489,496	5,633,300
Adjustment to Non-PEO NEO Compensation Footnote	This column represents the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Conroy), as computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Conroy) during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Conroy) for fiscal year 2023 to determine the “compensation actually paid” in fiscal year 2023, using the same adjustment methodology described above in Note 2(c):

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs(a)	Average Reported Summary Compensation Table Value of Non-PEO NEO Equity Awards(b)	Average Non- PEO NEO Adjusted Value of Equity Awards(c)	Average Compensation Actually Paid to Non-PEO NEOs
2023	$3,966,747	$(2,788,995)	$6,423,622	$7,601,374
(a)This column represents the average of the amounts of total compensation reported for the Company’s named executive officers (NEOs) as a group (excluding Mr. Conroy) in the “Total” column of the Summary Compensation Table in fiscal year 2023. Please refer to the Summary Compensation Table in this Proxy Statement.
(b)This column represents the average of the total amounts reported for the NEOs as a group (excluding Mr. Conroy) in the “Stock Awards” column in the Summary Compensation Table for fiscal year 2023. Please refer to the Summary Compensation Table section of this Proxy Statement for fiscal year 2023. The amount in this column is replaced with the amount reported under the Average Non-PEO NEO Adjusted Value of Equity Awards column in order to arrive at compensation actually paid for fiscal year 2023.
(c)This column represents an adjustment to the average of the amounts reported for the NEOs as a group (excluding Mr. Conroy) in the “Stock Awards” column in the Summary Compensation Table in this Proxy Statement for fiscal year 2023 determined using the same methodology described above in Note 2(c). The adjusted amount replaces the “Stock Awards” column in the Summary Compensation Table of this Proxy Statement for fiscal year 2023 for each NEO (excluding Mr. Conroy) to arrive at “compensation actually paid” to each NEO (excluding Mr. Conroy) for fiscal year 2023, which is then averaged to determine the average “compensation actually paid” to the NEOs (excluding Mr. Conroy) for fiscal year 2023. The amounts added or subtracted to determine the adjusted average adjusted amount for fiscal year 2023 are as follows:

Year	Fiscal Year End Fair Value of Equity Awards Granted in the Fiscal Year	Fiscal Year over Fiscal Year Change in Fair Value of Outstanding and Unvested Equity Awards at FYE Granted in Prior Fiscal Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Fiscal Year	Change in Fair Value of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	Fair Value at the End of the Prior Fiscal Year of Equity Awards that Failed to Meet Vesting Conditions in the Fiscal Year	Value of Dividends or other Earnings Paid on Stock Awards not Otherwise Reflected in Fair Value or Total Compensation in the Summary Compensation Table for the Fiscal Year	Adjusted Value of Equity Awards
2023	$4,530,131	$1,410,783	$—	$482,708	$—	$—	$6,423,622

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid and Cumulative Company TSR
	The compensation actually paid to our PEO, as computed in accordance with the requirements of Item 402(v) of Regulation S-K, was $35,920,572, $2,387,901, $(2,130,755), and $31,491,863 for 2023, 2022, 2021, and 2020, respectively. The average amount of compensation actually paid to the NEOs as a group (excluding Mr. Conroy), as computed in accordance with Item 402(v) of Regulation S-K, was $7,601,374, $950,576, $1,489,496, and $5,633,300 for 2023, 2022, 2021, and 2020, respectively. The TSR of the Company, assuming an initial fixed $100 investment and computed in accordance with the requirements of Item 402(v) of Regulation S-K, was $80.00, $53.54, $84.16, and $143.26 for 2020-2023, 2020-2022, 2020-2021, and 2020, respectively. Please see Note 5 above for additional information related to the computation of Company TSR.
Compensation Actually Paid vs. Net Income
Compensation Actually Paid and Company Net Income
	The compensation actually paid to our PEO, as computed in accordance with the requirements of Item 402(v) of Regulation S-K, was $35,920,572, $2,387,901, $(2,130,755), and $31,491,863 for 2023, 2022, 2021, and 2020, respectively. The average amount of compensation actually paid to the NEOs as a group (excluding Mr. Conroy), as computed in accordance with Item 402(v) of Regulation S-K, was $7,601,374, $950,576, $1,489,496, and $5,633,300 for 2023, 2022, 2021, and 2020, respectively. The Company’s net income, as computed in accordance with Item 402(v) of Regulation S-K and reflected in the Company’s audited financial statements for the applicable fiscal year, was $(204,149,000), $(623,506,000), $(595,625,000), and $(823,605,000) for 2023, 2022, 2021, and 2020, respectively.
Compensation Actually Paid vs. Company Selected Measure
Compensation Actually Paid and Company Revenue
The compensation actually paid to our PEO, as computed in accordance with the requirements of Item 402(v) of Regulation S-K, was $35,920,572, $2,387,901, $(2,130,755), and $31,491,863 for 2023, 2022, 2021, and 2020, respectively. The average amount of compensation actually paid to the NEOs as a group (excluding Mr. Conroy), as computed in accordance with Item 402(v) of Regulation S-K, was $7,601,374, $950,576, $1,489,496, and $5,633,300 for 2023, 2022, 2021, and 2020, respectively. The Company’s revenue, as computed in accordance with Item 402(v) of Regulation S-K and reflected in the Company’s audited financial statements for the applicable fiscal year, was $2,499,766,000, $2,084,279,000, $1,767,087,000, and $1,491,391,000 for 2023, 2022, 2021, and 2020, respectively.

Total Shareholder Return Vs Peer Group
Cumulative TSR of the Company and Cumulative TSR of the Peer Group
	The TSR of the Company, assuming an initial fixed $100 investment and computed in accordance with the requirements of Item 402(v) of Regulation S-K, was $80.00, $53.54, $84.16, and $143.26 for 2020-2023, 2020-2022, 2020-2021, and 2020, respectively. The TSR of the Company’s Peer Group (the NASDAQ Biotechnology index), assuming an initial fixed $100 investment and computed in accordance with the requirements of Item 402(v) of Regulation S-K, was $118.87, $113.65, $126.45, and $126.42 for 2020-2023, 2020-2022, 2020-2021, and 2020, respectively. Please see Note 5 and Note 6, above, for additional information related to the computation of Company TSR and peer group TSR, respectively.
Tabular List, Table
Financial Performance Measures
As described in greater detail in the Compensation Discussion and Analysis section of this Proxy Statement, the Company’s executive compensation program reflects a pay-for-performance philosophy. The metrics that the Company uses for both our long-term and short-term incentive awards are selected based on an objective of incentivizing our NEOs to increase the value of our enterprise for our shareholders. The most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to the Company’s performance are as follows:
•Revenue;
•Company TSR as compared to a peer index consisting of healthcare companies that comprise the Russell 1000 Healthcare Index; and
•Adjusted EBITDA.

Total Shareholder Return Amount	$ 80.00	53.54	84.16	143.26
Peer Group Total Shareholder Return Amount	118.87	113.65	126.45	126.42
Net Income (Loss)	$ (204,149,000)	$ (623,506)	$ (595,625)	$ (823,605)
Company Selected Measure Amount	2,499,766,000	2,084,279	1,767,087	1,491,391
PEO Name	Mr. Conroy
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Company TSR as compared to a peer index consisting of healthcare companies that comprise the Russell 1000
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted EBITDA
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 32,776,909
PEO | Equity Awards Adjustment Of Summary Compensation Table Value Of PEO Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(12,976,236)
PEO | Equity Awards Adjustments Year End Fair Value Of Awards Granted In Current Year Member [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	21,931,939
PEO | Equity Awards Adjustments Change In Fair Value As Of Year End Of Outstanding And Unvested Awards Granted In Prior Years Member [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,727,696
PEO | Equity Awards Adjustments Change In Fair Value As Of Vesting Date Of Current Awards Vested During Current Year Member [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Equity Awards Adjustments Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year Member [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,117,274
PEO | Equity Awards Adjustment Of Fair Value At The End Of The Prior Year Of Equity Awards That Failed To Meet Vesting Conditions In The Year Member [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Equity Awards Adjustments Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value Member [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,423,622
Non-PEO NEO | Equity Awards Adjustments Year End Fair Value Of Awards Granted In Current Year Member [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,530,131
Non-PEO NEO | Equity Awards Adjustments Change In Fair Value As Of Year End Of Outstanding And Unvested Awards Granted In Prior Years Member [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,410,783
Non-PEO NEO | Equity Awards Adjustments Change In Fair Value As Of Vesting Date Of Current Awards Vested During Current Year Member [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Equity Awards Adjustments Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year Member [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	482,708
Non-PEO NEO | Equity Awards Adjustment Of Fair Value At The End Of The Prior Year Of Equity Awards That Failed To Meet Vesting Conditions In The Year Member [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Equity Awards Adjustments Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value Member [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Equity Awards Adjustment Of Summary Compensation Table Value Of Non PEO NEO Equity Awards Member [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,788,995)